UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act file number: 811-06629

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

(Exact Name of the Registrant as Specified in Charter)

620 Eighth Avenue, 47th Floor

New York, New York 10018

(Address of Principal Executive Office - Zip Code)

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (“Commission”) that it will redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption in reliance on the no-action letter issued by the Commission staff to Gladstone Investment Corporation dated December 5, 2019.

(1)	Title of Class of Securities of Western Asset Managed Municipals Fund Inc. (“Fund”) to be Redeemed:

Series M Auction Rate Cumulative Preferred Stock (CUSIP — 95766M204), each with a liquidation preference of $25,000 per share (the “Series M ARPS”), Series T Auction Rate Cumulative Preferred Stock (CUSIP — 95766M303), each with a liquidation preference of $25,000 per share (the “Series T ARPS”), Series W Auction Rate Cumulative Preferred Stock (CUSIP — 95766M402), each with a liquidation preference of $25,000 per share (the “Series W ARPS”), Series Th Auction Rate Cumulative Preferred Stock (CUSIP — 95766M501), each with a liquidation preference of $25,000 per share (the “Series Th ARPS”) and Series F Auction Rate Cumulative Preferred Stock (CUSIP — 95766M600), each with a liquidation preference of $25,000 per share (the “Series F ARPS”).

Series M ARPS, Series T ARPS, Series W ARPS, Series Th ARPS and Series F ARPS are collectively referred to herein as the “MMU ARPS.”

(2)	Date(s) on Which the Securities may be Redeemed:

The MMU ARPS will be redeemed on the following dates (each, a “Redemption Date”)

Series	Redemption Date

Series M	October 5, 2023

Series T	October 6, 2023

Series W	October 10, 2023

Series Th	October 11, 2023

Series F	October 12, 2023

(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities may be Redeemed:

The MMU ARPS are being redeemed pursuant to Section 11(a)(i) of the Articles Supplementary Creating and Fixing the Rights of Municipal Auction Rate Preferred Stock, Series M, dated March 17, 2002, as amended March 12, 2010.

(4)	Number of Shares and the Basis Upon Which the Securities that may be Redeemed are to be Selected:

The Fund will redeem 100% (3) of the outstanding Series M ARPS.

The Fund will redeem 100% (18) of the outstanding Series T ARPS.

The Fund will redeem 100% (2) of the outstanding Series W ARPS.

The Fund will redeem 100% (17) of the outstanding Series Th ARPS.

The Fund will redeem 100% (12) of the outstanding Series F ARPS.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Fund has caused this Notification of Redemption of Securities to be duly executed on its behalf by the undersigned in the City of New York and the State of New York on this 13th day of September, 2023.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

By:	/s/ Marc De Oliveira
Name: Marc De Oliveira
Title: Secretary